Quarterly Financial Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended																12 Months Ended
	Nov. 13, 2013	Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of Fourth Quarter Events [Line Items]
Revenues, less transaction-based expenses		$ 875		$ 816		$ 797		$ 850		$ 800		$ 745		$ 750		$ 797		$ 3,338	$ 3,092	$ 1,598
Operating income		418		440		430		462		400		330		327		391		1,750	1,448	790
Income (Loss) from Continuing Operations Attributable to Parent										288		216		218		248		1,274	970	304
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										0	[2]	(10)	[2]	8	[2]	13	[2]		11	(50)
Net income attributable to IntercontinentalExchange Group, Inc.		$ 370		$ 306		$ 283		$ 315		$ 288		$ 206		$ 226		$ 261		$ 1,274	$ 981	$ 254
Income (Loss) from Continuing Operations, Per Basic Share		$ 3,310,000	[3]	$ 2,770,000	[3]	$ 2,550,000	[3]	$ 2,810,000	[3]	$ 2,560,000	[3]	$ 1,900,000	[3]	$ 1,890,000	[3]	$ 2,160,000	[3]	$ 11.45	$ 8.50	$ 3.88
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share												(90,000)	[2],[3]	70,000	[2],[3]	120,000	[2],[3]	0.00	0.10	(0.64)
Earnings per common share:
Basic										2,560,000	[3]	1,810,000	[3]	1,960,000	[3]	2,280,000	[3]	11.45	8.60	3.24
Income (Loss) from Continuing Operations, Per Diluted Share		$ 3,290,000	[3]	$ 2,760,000	[3]	$ 2,540,000	[3]	$ 2,800,000	[3]	2,540,000	[3]	1,890,000	[3]	1,880,000	[3]	2,150,000	[3]	11.39	8.46	3.84
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share												(90,000)	[2],[3]	70,000	[2],[3]	120,000	[2],[3]	0.00	0.09	(0.63)
Diluted										$ 2,540,000	[3]	$ 1,800,000	[3]	$ 1,950,000	[3]	$ 2,270,000	[3]	$ 11.39	$ 8.55	$ 3.21
NYSE Euronext [Member]
Earnings per common share:
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	42.4

[1]	We acquired Interactive Data on December 14, 2015 and Trayport on December 11, 2015 and have included their results with our consolidated results above effective from the acquisition date (Note 3).
[2]	The results of Euronext and NYSE Technologies have been presented above as discontinued operations through the date of their dispositions during the year ended December 31, 2014 (Note 16).
[3]	The annual earnings per common share may not equal the sum of the individual quarter’s earnings per common share due to rounding, and, during the year ended December 31, 2015, due to the 6.5 million and 2.5 million shares of our common stock issued to Interactive Data and Trayport stockholders, respectively, in connection with our acquisitions, weighted to show these additional shares outstanding for the period from the acquisition dates to December 31, 2015.